Derivative Instruments (Contractor Option Activity) (Details) shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 $ / shares shares	Mar. 31, 2017 CAD / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 CAD / shares shares	Dec. 31, 2015 $ / shares shares
Stock Options Issuance Outstanding at Beginning	65	65
Stock Options Issuance Exercised	(14)	(14)
Stock Options Issuance Forfeited	(11)	(11)
Stock Options Issuance Expired	0	0
Stock Options Issuance Outstanding at Ending	40	40	65	65
Number of Options Outstanding and Exercisable at Beginning	1,428	1,428
Number of Options Outstanding and Exercisable at Ending			1,428	1,428
Weighted-average Exercise Price Outstanding and Exercisable at Beginning | CAD / shares		CAD 1.82
Weighted-average Exercise Price Exercised | CAD / shares		1.94
Weighted-average Exercise Price Forfeited | CAD / shares		1.74
Weighted-average Exercise Price Forfeited or expired | CAD / shares		0
Weighted-average Exercise Price Outstanding and Exercisable at Ending | CAD / shares		CAD 1.81		CAD 1.82
Derivative Instrument Option Activity [Member]
Number of Options Outstanding and Exercisable at Beginning	40	40	40	40	55
Number of Options Exercised			0	0	(14)
Number of Options Forfeited or expired			0	0	(1)
Number of Options Outstanding and Exercisable at Ending			40	40	40
Weighted-average Exercise Price Outstanding and Exercisable at Beginning | $ / shares	$ 1.81		$ 1.81		$ 1.84
Weighted-average Exercise Price Exercised | $ / shares			0		1.94
Weighted-average Exercise Price Forfeited or expired | $ / shares			0		1.82
Weighted-average Exercise Price Outstanding and Exercisable at Ending | $ / shares			$ 1.81		$ 1.81